Lease revenue - Schedule of Minimum Future Lease Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Lease Revenue [Abstract]
Term of operating lease agreements	16 years
2024	$ 6,384,586
2025	6,001,847
2026	5,512,314
2027	4,931,941
2028	4,360,764
Thereafter	14,980,420
Contracted minimum future lease receivables	$ 42,171,872